SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						8 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options outstanding
Number outstanding (in shares)	70,502,943							70,502,943
Weighted average intrinsic value	$ 31,189							$ 31,189
Options exercisable
Number of exercisable (in shares)	28,162,005							28,162,005
Weighted average intrinsic value	22,465							22,465
Stock Options
Number of shares
Balance at the beginning of the period (in shares)						122,907,500		61,910,506	122,907,500	135,291,410
Granted (in shares)	3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	28,739,400	18,113,107	3,980,630
Exercised (in shares)								(16,032,340)	(74,329,066)	(11,058,330)
Cancelled (in shares)								(4,114,623)	(4,781,035)	(5,306,210)
Balance at the end of the period (in shares)	70,502,943			61,910,506				70,502,943	61,910,506	122,907,500
Exercisable, at the end of the period (in shares)	28,162,005			30,582,219				28,162,005	30,582,219
Vested and expected to vest, at the end of the period (in shares)	42,340,938							42,340,938
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)						$ 0.18		$ 0.51	$ 0.18	$ 0.18
Granted (in dollars per share)	$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.80	$ 1.10	$ 1.60	$ 0.18
Exercised (in dollars per share)								$ 0.22	$ 0.18	$ 0.14
Cancelled (in dollars per share)								$ 0.93	$ 1.16	$ 0.18
Balance at the end of the period (in dollars per share)	$ 0.71			$ 0.51				$ 0.71	$ 0.51	$ 0.18
Exercisable, at the end of the period (in dollars per share)	$ 0.36			$ 0.26				$ 0.36	$ 0.26
Vested and expected to vest, at the end of the period (in dollars per share)	$ 0.94							$ 0.94
Additional disclosures
Weighted average fair value at grant date (in dollars per share)								$ 1.10	$ 1.60	$ 0.36
Weighted average intrinsic value at grant date (in dollars per share)										$ 0.18
Range of exercise price from $0.08-$0.18
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.08
High end of range of exercise prices (in dollars per share)								$ 0.18
Options outstanding
Number outstanding (in shares)	28,879,891							28,879,891
Weighted average remaining contractual life								5 years 5 months 19 days
Weighted average exercise price (in dollars per share)	$ 0.18							$ 0.18
Weighted average intrinsic value	28,147							28,147
Options exercisable
Number of exercisable (in shares)	21,155,067							21,155,067
Weighted average exercise price (in dollars per share)	$ 0.17							$ 0.17
Weighted average remaining contractual life								4 years 11 months 16 days
Weighted average intrinsic value	20,654							20,654
Range of exercise price from $0.2-$0.3
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.2
High end of range of exercise prices (in dollars per share)								$ 0.3
Options outstanding
Number outstanding (in shares)	1,043,880							1,043,880
Weighted average remaining contractual life								3 years 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23							$ 0.23
Weighted average intrinsic value	962							962
Options exercisable
Number of exercisable (in shares)	1,043,871							1,043,871
Weighted average exercise price (in dollars per share)	$ 0.23							$ 0.23
Weighted average remaining contractual life								3 years 9 months 14 days
Weighted average intrinsic value	962							962
Range of exercise price from $0.35-$0.38
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 0.35
High end of range of exercise prices (in dollars per share)								$ 0.38
Options outstanding
Number outstanding (in shares)	1,070,002							1,070,002
Weighted average remaining contractual life								4 years 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36							$ 0.36
Weighted average intrinsic value	849							849
Options exercisable
Number of exercisable (in shares)	1,069,992							1,069,992
Weighted average exercise price (in dollars per share)	$ 0.36							$ 0.36
Weighted average remaining contractual life								4 years 9 months 11 days
Weighted average intrinsic value	849							849
Range of exercise price from $1.1-$1.2
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)								$ 1.1
High end of range of exercise prices (in dollars per share)								$ 1.2
Options outstanding
Number outstanding (in shares)	39,509,170							39,509,170
Weighted average remaining contractual life								9 years 14 days
Weighted average exercise price (in dollars per share)	$ 1.12							$ 1.12
Weighted average intrinsic value	$ 1,231							$ 1,231
Options exercisable
Number of exercisable (in shares)	4,893,075							4,893,075
Weighted average exercise price (in dollars per share)	$ 1.18							$ 1.18
Weighted average remaining contractual life								8 years 1 month 20 days